CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (4,484)	$ (4,062)	$ (9,554)	$ (7,652)
SALES AND MARKETING EXPENSES	(360)	(288)	(844)	(969)
GENERAL AND ADMINISTRATIVE EXPENSES	(883)	(844)	(1,958)	(1,874)
OPERATING LOSS	(5,727)	(5,194)	(12,356)	(10,495)
NON-OPERATING INCOME (EXPENSES), NET	663	(4)	1,125	(9)
FINANCIAL INCOME	287	304	462	761
FINANCIAL EXPENSES	(11)	(3)	(217)	(9)
NET LOSS AND COMPREHENSIVE LOSS	$ (4,788)	$ (4,897)	$ (10,986)	$ (9,752)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.05)	$ (0.05)	$ (0.10)	$ (0.13)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	106,630,704	94,487,470	106,524,332	76,571,351